Cover	May 08, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 08, 2024
Entity File Number	001-34808
Entity Registrant Name	FUSS BRANDS CORP
Entity Central Index Key	0000926844
Entity Tax Identification Number	87-1343424
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	80 Broad Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10004
City Area Code	(917)
Local Phone Number	720-3366
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false